Intangible Assets, Net (Tables)	3 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	The following table shows the Company’s intangible assets for the periods presented
	March 31,	December 31,
	2025	2024

Original Cost:

Technology	$10,113	$10,113
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	1,651
IP R&D	3,659	3,659

	$20,892	$20,892
Accumulated amortization:

Technology	$10,113	$10,113
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	1,651
IP R&D	3,506	3,354

	$20,739	$20,587

Amortized cost	$153	$305

Schedule of Estimated Amortization Expense	Estimated amortization expense for the years ending:
Year ending December 31,
2025 (Remainder)	153

Total	$153